Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,380,000
Previously Paid Amount	0.00
Total Fee Amount	328.68
Total Offset Amount	0.00
Net Fee	328.68
Narrative - Max Aggregate Offering Price	$ 2,380,000
Final Prospectus	true